Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Unaudited Pro Forma Information

The following unaudited table reflects, on a pro forma basis, selected impacts of the senior notes offering, the asset transfer and the removal of Pfizer allocated long-term debt, which will be retained by Pfizer, as if these transactions had occurred on December 31, 2012. The unaudited pro forma information is for illustrative and informative purposes and may not reflect our long-term debt, capital stock or additional paid-in capital if the transactions described had actually occurred as of December 31, 2012.

(MILLIONS OF DOLLARS)
Long-term debt:
Current portion of allocated long-term debt, reported	$73
Allocated long-term debt, reported	509

Total allocated long-term debt, reported	582
Pro forma adjustment: elimination of allocated long-term debt (to be retained by Pfizer)	(582)
Pro forma adjustment: issuance of long-term debt—Senior notes, net of discount	3,640

Long-term debt, pro forma	$3,640

Business unit equity:
Business unit equity, reported	$4,183
Pro forma adjustment: elimination of allocated long-term debt (to be retained by Pfizer)	582
Pro forma adjustment: reclassification of business unit equity on asset transfer	(4,765)

Business unit equity, pro forma	$—

Capital stock:
Capital stock, reported	$—
Pro forma adjustment: issuance of capital stock to Pfizer in connection with asset transfer	5

Capital stock, pro forma	$5

Additional paid-in capital:
Additional paid-in capital, reported	$—
Pro forma adjustment: reclassification of Business unit equity on asset transfer	4,765
Pro forma adjustment: establishment of capital stock on asset transfer	(5)
Pro forma adjustment: consideration paid to Pfizer in connection with asset transfer	(3,559)

Additional paid-capital, pro forma	$1,201